Earnings Per Share (Details) - Schedule of Net (Loss)/Profit Per Share ₨ / shares in Units, $ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨) ₨ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 INR (₨) ₨ / shares shares	Mar. 31, 2021 INR (₨) ₨ / shares shares
Computation of Diluted Net Earnings Per Share and the Weighted Average Shares Outstanding [Abstract]
Net loss attributable to APGL equity shareholders (A) (in Dollars and Rupees)	₨ (2,285)	$ (27.8)	₨ (2,104)	₨ (4,206)
Shares outstanding for allocation of undistributed income:
Equity shares	64,166,360	64,166,360	64,161,490	48,195,962
Weighted average shares outstanding
Equity shares – Basic (B)	64,166,360	64,166,360	50,876,360	47,979,581
Equity shares – Diluted (C)	64,166,360	64,166,360	50,876,360	47,979,581
Net (loss)/profit per share – basic and diluted
Equity earnings/(loss) per share – Basic (D=A/B) (in Dollars per share and Rupees per share) | (per share)	₨ (35.61)	$ (0.43)	₨ (41.36)	₨ (87.66)
Equity earnings/(loss) per share – Diluted (E=A/C) (in Dollars per share and Rupees per share) | (per share)	₨ (35.61)	$ (0.43)	₨ (41.36)	₨ (87.66)